Share-Based Compensation - Schedule of Stock Compensation expenses (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total stock compensation expense	$ 1,567,176	$ 50,046	$ 4,344,429	$ 464,321	[1]
Stock Options [Member]
Total stock compensation expense	1,417,882	50,046	$ 323,875	$ 464,321
Warrants [Member]
Total stock compensation expense	$ 149,294

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis